UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep, and Goldman Sachs Buffered S&P 500 Fund – May/Nov is filed herewith.

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	23.6	-	23.6	-23.6
Put Options	69.9	41.8	28.2	13.6
US Equity	102.6	102.6	-	102.6
Cash and Short-term Investments	78.4	65.3	13.2	52.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$7,319,569
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,974

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The “S&P 500®” Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Goldman Sachs Asset Management, L.P. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs Buffered S&P 500 Fund – Jan/Jul is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the “S&P 500®” Index.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

380987511-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Jan/Jul (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	23.6	-	23.6	-23.6
Put Options	69.9	41.8	28.2	13.6
US Equity	102.6	102.6	-	102.6
Cash and Short-term Investments	78.4	65.3	13.2	52.1

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$7,319,569
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,974

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The “S&P 500®” Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Goldman Sachs Asset Management, L.P. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs Buffered S&P 500 Fund – Jan/Jul is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the “S&P 500®” Index.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Jan/Jul

380987495-SAR-0625

Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	21.1	-	21.1	-21.1
Put Options	32.7	21.9	10.9	11.0
US Equity	94.4	94.4	-	94.4
Cash and Short-term Investments	86.6	72.8	13.8	59.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$7,527,415
# of Portfolio Holdings	25
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,040

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The “S&P 500®” Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Goldman Sachs Asset Management, L.P. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs Buffered S&P 500 Fund – Mar/Sep is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the “S&P 500®” Index.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

380987487-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — Mar/Sep (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	21.1	-	21.1	-21.1
Put Options	32.7	21.9	10.9	11.0
US Equity	94.4	94.4	-	94.4
Cash and Short-term Investments	86.6	72.8	13.8	59.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$7,527,415
# of Portfolio Holdings	25
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$16,040

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The “S&P 500®” Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Goldman Sachs Asset Management, L.P. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs Buffered S&P 500 Fund – Mar/Sep is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the “S&P 500®” Index.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — Mar/Sep

380987479-SAR-0625

Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	55.1	-	55.1	-55.1
Put Options	25.0	15.2	9.8	5.4
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	106.5	83.0	23.4	59.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$6,985,959
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$15,047

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The “S&P 500®” Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Goldman Sachs Asset Management, L.P. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs Buffered S&P 500 Fund – May/Novl is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the “S&P 500®” Index.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

380987461-SAR-0625

Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Buffered S&P 500 Fund — May/Nov (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Developed Equity	Gross	Long	Short	Net
Call Options	55.1	-	55.1	-55.1
Put Options	25.0	15.2	9.8	5.4
US Equity	101.5	101.5	-	101.5
Cash and Short-term Investments	106.5	83.0	23.4	59.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Cash and short-term Investments include investment companies and U.S. Treasury Bills.

Key Fund Statistics

(as of June 30, 2025)

Total Net Assets	$6,985,959
# of Portfolio Holdings	23
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$15,047

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The “S&P 500®” Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Goldman Sachs Asset Management, L.P. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management, L.P. The Goldman Sachs Buffered S&P 500 Fund – May/Novl is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the “S&P 500®” Index.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Variable Insurance Trust — Buffered S&P 500 Fund — May/Nov

380987453-SAR-0625

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Variable Insurance Trust Goldman Sachs Buffered S&P 500 Fund — Jan/Jul Goldman Sachs Buffered S&P 500 Fund — Mar/Sep Goldman Sachs Buffered S&P 500 Fund — May/Nov Semi-Annual Financial Statements June 30, 2025

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 48.5%

1,900	iShares Core S&P 500 ETF	$1,179,710
1,900	SPDR S&P 500 ETF Trust	1,173,915
2,100	Vanguard S&P 500 ETF	1,192,863

TOTAL EXCHANGE TRADED FUNDS (Cost $3,466,736)		$3,546,488

Shares	Dividend Rate	Value

Investment Company(a) – 12.8%

Goldman Sachs Financial Square Government Fund — Institutional Class
939,653	4.231%	$ 939,653
(Cost $939,653)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 34.0%

Federal Home Loan Bank Discount Notes
$356,000	0.000%	08/06/25	$354,438
133,000	0.000	08/27/25	132,084
132,000	0.000	11/26/25	129,699

U.S. Treasury Bills
63,500	0.000	07/03/25	63,485
9,900	0.000	07/08/25	9,892

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

$2,300	0.000%	08/14/25	$2,288
200,000	0.000	08/19/25	198,826
99,700	0.000	08/26/25	99,030
248,000	0.000	09/02/25	246,148
251,800	0.000	09/04/25	249,864
64,000	0.000	09/18/25	63,408
252,600	0.000	09/30/25	249,912
250,000	0.000	10/14/25	246,939
200,000	0.000	11/28/25	196,560
250,000	0.000	12/11/25	245,346

TOTAL SHORT-TERM INVESTMENTS (Cost $2,488,052)			$2,487,919

TOTAL INVESTMENTS – 95.3% (Cost $6,894,441)			$6,974,060

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%			345,509

NET ASSETS – 100.0%			$7,319,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	13	09/19/25	$4,064,938	$143,328

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$6,204.950	12/31/2025	12	$7,445,940	$276,943	$279,252	$(2,309)

Written option contracts
Calls
S&P 500 Index	6,762.780	12/31/2025	(12)	(8,115,336)	(88,402)	(90,072)	1,670

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
S&P 500 Index	$5,894.700	12/31/2025	(12)	$(7,073,640)	$(186,385)	$(189,108)	$ 2,723

Total written option contracts			(24)	$(15,188,976)	$(274,787)	$(279,180)	$ 4,393

TOTAL			(12)	$(7,743,036)	$ 2,156	$ 72	$ 2,084

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 41.6%

1,700	iShares Core S&P 500 ETF	$1,055,530
1,700	SPDR S&P 500 ETF Trust	1,050,345
1,800	Vanguard S&P 500 ETF	1,022,454

TOTAL EXCHANGE TRADED FUNDS (Cost $3,059,576)		$3,128,329

Shares	Dividend Rate	Value

Investment Company(a) – 19.6%

Goldman Sachs Financial Square Government Fund — Institutional Class
1,476,471	4.231%	$1,476,471
(Cost $1,476,471)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 34.3%

Federal Home Loan Bank Discount Notes
$100,000	0.000%	07/23/25	$99,727
100,000	0.000	07/25/25	99,703
295,000	0.000	08/06/25	293,705
120,000	0.000	09/10/25	118,973
U.S. Treasury Bills
15,000	0.000	07/01/25	14,998
101,100	0.000	07/03/25	101,077

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

$213,300	0.000%	07/29/25	$212,612
76,900	0.000	08/14/25	76,496
199,300	0.000	08/26/25	197,962
200,000	0.000	09/02/25	198,506
199,500	0.000	09/04/25	197,966
101,000	0.000	09/18/25	100,066
490,100	0.000	09/30/25	484,884
21,000	0.000	10/07/25	20,759
12,000	0.000	10/16/25	11,850
290,000	0.000	11/28/25	285,013
70,000	0.000	12/11/25	68,697

TOTAL SHORT-TERM INVESTMENTS (Cost $2,583,118)			$2,582,994

TOTAL INVESTMENTS – 95.5% (Cost $7,119,165)			$7,187,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%			339,621

NET ASSETS – 100.0%			$7,527,415

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	13	09/19/25	$4,064,938	$143,353

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$5,954.500	08/29/2025	11	$6,549,950	$ 73,449	$255,453	$(182,004)

Written option contracts
Calls
S&P 500 Index	6,482.070	08/29/2025	(11)	(7,130,277)	(45,501)	(85,151)	39,650

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
S&P 500 Index	$5,656.780	08/29/2025	(11)	$(6,222,458)	$(36,888)	$(170,302)	$133,414

Total written option contracts			(22)	$(13,352,735)	$(82,389)	$(255,453)	$173,064

TOTAL			(11)	$(6,802,785)	$ (8,940)	$ —	$ (8,940)

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 44.8%

1,700	iShares Core S&P 500 ETF	$1,055,530
1,700	SPDR S&P 500 ETF Trust	1,050,345
1,800	Vanguard S&P 500 ETF	1,022,454

TOTAL EXCHANGE TRADED FUNDS (Cost $3,045,094)		$3,128,329

Shares	Dividend Rate	Value

Investment Company(a) – 21.9%

Goldman Sachs Financial Square Government Fund — Institutional Class
1,535,157	4.231%	$1,535,157
(Cost $1,535,157)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 35.0%

Federal Home Loan Bank Discount Notes
$365,000	0.000%	07/23/25	$364,004
125,000	0.000	07/25/25	124,629
100,000	0.000	09/10/25	99,144
U.S. Treasury Bills
82,000	0.000	07/03/25	81,981
12,100	0.000	07/08/25	12,090

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)

$215,000	0.000%	07/29/25	$214,306
200,000	0.000	08/19/25	198,826
118,600	0.000	08/26/25	117,803
250,000	0.000	09/02/25	248,133
149,900	0.000	09/04/25	148,747
82,000	0.000	09/18/25	81,242
150,300	0.000	09/30/25	148,701
232,000	0.000	10/02/25	229,466
190,000	0.000	10/14/25	187,674
190,000	0.000	12/11/25	186,463

TOTAL SHORT-TERM INVESTMENTS (Cost $2,443,374)			$2,443,209

TOTAL INVESTMENTS – 101.7% (Cost $7,023,625)			$7,106,695

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(120,736)

NET ASSETS – 100.0%			$6,985,959

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	13	09/19/25	$4,064,938	$140,438

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$5,569.060	10/31/2025	11	$6,125,966	$76,839	$327,734	$(250,895)

Written option contracts
Calls
S&P 500 Index	6,202.260	10/31/2025	(11)	(6,822,486)	(293,011)	(96,173)	(196,838)

Puts
S&P 500 Index	5,290.610	10/31/2025	(11)	(5,819,671)	(50,320)	(231,561)	181,241

Total written option contracts			(22)	$(12,642,157)	$(343,331)	$(327,734)	$(15,597)

TOTAL			(11)	$(6,516,191)	$(266,492)	$ —	$(266,492)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Assets:

Investments in unaffiliated issuers, at value (cost $5,954,788, $5,642,694 and $5,488,468, respectively)	$6,034,407	$5,711,323	$5,571,538

Investments in affiliated issuers, at value (cost $939,653, $1,476,471 and $1,535,157, respectively)	939,653	1,476,471	1,535,157

Purchased options, at value (premium paid $279,252, $255,453 and $327,734, respectively)	276,943	73,449	76,839

Cash	107,847	109,138	101,939

Variation margin on futures contracts	19,580	19,580	—

Receivables:

Collateral on certain futures contracts(a)	307,893	307,893	307,893

Investments sold	279,180	—	—

Reimbursement from investment adviser	15,008	15,489	15,129

Dividends	7,010	2,163	2,991

Other assets	658	676	687

Total assets	7,988,179	7,716,182	7,612,173

Liabilities:

Written option contracts, at value (premium received $279,180, $255,453 and $327,734, respectively)	274,787	82,389	343,331

Variation margin on futures contracts	—	—	164,672

Payables:

Investments purchased	282,115	4,762	4,263

Management fees	1,413	1,428	1,335

Fund shares redeemed	116	111	58

Distribution and Service fees and Transfer Agency fees	59	61	57

Accrued expenses	110,120	100,016	112,498

Total liabilities	668,610	188,767	626,214

Net Assets:

Paid-in capital	6,679,454	7,034,585	6,565,917

Total distributable earnings	640,115	492,830	420,042

NET ASSETS	$7,319,569	$7,527,415	$6,985,959

Net Assets:

Institutional	$6,858,581	$6,660,622	$6,281,418

Service	460,988	866,793	704,541

Total Net Assets	$7,319,569	$7,527,415	$6,985,959

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Institutional	612,115	609,373	583,577

Service	41,186	79,422	65,527

Net asset value, offering and redemption price per share:

Institutional	11.20	10.93	10.76

Service	11.19	10.91	10.75

(a)	Represents amounts segregated for initial margin on futures transactions.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Investment Income:

Interest	$ 61,774	$ 55,350	$ 53,167

Dividends — unaffiliated issuers	20,937	18,452	17,925

Dividends — affiliated issuers	11,837	20,312	20,921

Total investment income	94,548	94,114	92,013

Expenses:

Custody, accounting and administrative services	70,646	70,319	69,634

Professional fees	47,180	47,156	44,701

Printing and mailing costs	22,862	21,375	27,158

Management fees	17,571	17,007	15,851

Trustee fees	13,221	13,220	13,220

Distribution and/or Service (12b-1) fees	737	673	461

Transfer Agency fees(a)	703	680	634

Registration fees	45	22	—

Other	3,644	8,492	8,382

Total expenses	176,609	178,944	180,041

Less — expense reductions	(151,738)	(155,234)	(158,008)

Net expenses	24,871	23,710	22,033

NET INVESTMENT INCOME	69,677	70,404	69,980

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	64	39	2

Purchased options	(267,621)	(191,367)	(86,120)

Futures contracts	(39,126)	(137,642)	(104,985)

Written options	267,612	191,367	222,510

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	182,552	160,833	170,141

Purchased options	5,197	(53,930)	(143,421)

Futures contracts	143,686	274,483	260,640

Written options	1,018	55,960	(104,427)

Net realized and unrealized gain	293,382	299,743	214,340

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$363,059	$370,147	$284,320

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees

Fund	Institutional	Service
Buffered S&P 500 Fund — Jan/Jul	644	59

Buffered S&P 500 Fund — Mar/Sep	626	54

Buffered S&P 500 Fund — May/Nov	597	37

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Changes in Net Assets

	Buffered S&P 500 Fund — Jan/Jul		Buffered S&P 500 Fund — Mar/Sep

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$69,677	$242,886	$70,404	$233,713

Net realized gain (loss)	(39,071)	798,067	(137,603)	821,328

Net change in unrealized gain (loss)	332,453	(105,030)	437,346	(238,842)

Net increase in net assets resulting from operations	363,059	935,923	370,147	816,199

Distributions to shareholders:

From distributable earnings:

Institutional Shares	—	(794,870)	—	(1,049,762)

Service Shares	—	(127,873)	—	(54,019)

Total distributions to shareholders	—	(922,743)	—	(1,103,781)

From share transactions:

Proceeds from sales of shares	405,691	923,165	513,430	255,389

Reinvestment of distributions	—	922,743	—	1,103,781

Cost of shares redeemed	(1,028,805)	(16,232)	(14,038)	(7,294)

Net increase (decrease) in net assets resulting from share transactions	(623,114)	1,829,676	499,392	1,351,876

TOTAL INCREASE (DECREASE)	(260,055)	1,842,856	869,539	1,064,294

Net assets:

Beginning of period	7,579,624	5,736,768	6,657,876	5,593,582

End of period	$7,319,569	$7,579,624	$7,527,415	$6,657,876

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statements of Changes in Net Assets (continued)

	Buffered S&P 500 Fund — May/Nov

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$69,980	$209,541

Net realized gain	31,407	418,835

Net change in unrealized gain	182,933	91,537

Net increase in net assets resulting from operations	284,320	719,913

Distributions to shareholders:

From distributable earnings:

Institutional Shares	—	(796,877)

Service Shares	—	(24,113)

Total distributions to shareholders	—	(820,990)

From share transactions:

Proceeds from sales of shares	583,710	114,834

Reinvestment of distributions	—	820,990

Cost of shares redeemed	(102,027)	(137)

Net increase in net assets resulting from share transactions	481,683	935,687

TOTAL INCREASE	766,003	834,610

Net assets:

Beginning of period	6,219,956	5,385,346

End of period	$6,985,959	$6,219,956

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2022(a)
			2024	2023

Per Share Data

Net asset value, beginning of period	$10.67		$10.54	$10.00	$10.00

Net investment income(b)(c)	0.11		0.42	0.38	—	(d)

Net realized and unrealized gain	0.42		1.16	1.09	—	(d)

Total from investment operations	0.53		1.58	1.47	—

Distributions to shareholders from net investment income	—		(0.28)	(0.37)	—

Distributions to shareholders from net realized gains	—		(1.17)	(0.56)	—

Total distributions	—		(1.45)	(0.93)	—

Net asset value, end of period	$11.20		$10.67	$10.54	$10.00

Total return(e)	4.77%		15.19%	14.76%	—%

Net assets, end of period (in 000s)	$6,859		$6,530	$5,679	$4,954

Ratio of net expenses to average net assets(f)	0.69	%(g)	0.61%	0.64%	0.54	%(g)

Ratio of total expenses to average net assets(f)	5.01	%(g)	4.17%	5.38%	66.87	%(g)

Ratio of net investment income to average net assets(c)	2.00	%(g)	3.72%	3.48%	4.90	%(g)

Portfolio turnover rate(h)(i)	—%		—%	—%	—%

(a)	Commenced operations on December 30, 2022
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)

There were either no long-term purchases or no long-term sales for the period ended June 30, 2025, fiscal years ended December 31, 2024, December 31, 2023 and period ended December 31, 2022, respectively.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul

	Service Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2022(a)
			2024	2023

Per Share Data

Net asset value, beginning of period	$10.67		$10.54	$10.00	$10.00

Net investment income(b)(c)	0.09		0.43	0.38	—	(d)

Net realized and unrealized gain	0.43		1.15	1.09	—	(d)

Total from investment operations	0.52		1.58	1.47	—

Distributions to shareholders from net investment income	—		(0.28)	(0.37)	—

Distributions to shareholders from net realized gains	—		(1.17)	(0.56)	—

Total distributions	—		(1.45)	(0.93)	—

Net asset value, end of period	$11.19		$10.67	$10.54	$10.00

Total return(e)	4.68%		15.20%	14.76%	—%

Net assets, end of period (in 000s)	$ 461		$1,050	$ 57	$ 50

Ratio of net expenses to average net assets(f)	0.94	%(g)	0.61%	0.64%	0.79	%(g)

Ratio of total expenses to average net assets(f)	5.25	%(g)	5.22%	5.63%	67.12	%(g)

Ratio of net investment income to average net assets(c)	1.79	%(g)	3.74%	3.48%	4.65	%(g)

Portfolio turnover rate(h)(i)	—%		—%	—%	—%

(a)	Commenced operations on December 30, 2022
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)

There were either no long-term purchases or no long-term sales for the period ended June 30, 2025, fiscal years ended December 31, 2024, December 31, 2023 and period ended December 31, 2022, respectively.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.39		$10.82	$10.00

Net investment income(b)(c)	0.11		0.44	0.32

Net realized and unrealized gain	0.43		1.13	0.87

Total from investment operations	0.54		1.57	1.19

Distributions to shareholders from net investment income	—		(0.37)	(0.32)

Distributions to shareholders from net realized gains	—		(1.63)	(0.05)

Total distributions	—		(2.00)	(0.37)

Net asset value, end of period	$10.93		$10.39	$10.82

Total return(d)	5.10%		14.42%	11.90%

Net assets, end of period (in 000s)	$6,661		$6,332	$5,538

Ratio of net expenses to average net assets(e)	0.68	%(f)	0.61%	0.63	%(f)

Ratio of total expenses to average net assets(e)	5.24	%(f)	4.95%	5.82	%(f)

Ratio of net investment income to average net assets(c)	2.08	%(f)	3.82%	3.59	%(f)

Portfolio turnover rate(g)(h)	—%		—%	—%

(a)	Commenced operations on February 28, 2023
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were either no long-term purchases or no long-term sales for the period ended June 30, 2025, fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.39		$10.82	$10.00

Net investment income(b)(c)	0.10		0.45	0.32

Net realized and unrealized gain	0.42		1.12	0.87

Total from investment operations	0.52		1.57	1.19

Distributions to shareholders from net investment income	—		(0.37)	(0.32)

Distributions to shareholders from net realized gains	—		(1.63)	(0.05)

Total distributions	—		(2.00)	(0.37)

Net asset value, end of period	$10.91		$10.39	$10.82

Total return(d)	5.00%		14.32%	11.90%

Net assets, end of period (in 000s)	$ 867		$ 326	$ 56

Ratio of net expenses to average net assets(e)	0.93	%(f)	0.62%	0.63	%(f)

Ratio of total expenses to average net assets(e)	5.50	%(f)	6.10%	6.07	%(f)

Ratio of net investment income to average net assets(c)	1.90	%(f)	3.83%	3.59	%(f)

Portfolio turnover rate(g)(h)	—%		—%	—%

(a)	Commenced operations on February 28, 2023
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were either no long-term purchases or no long-term sales for the period ended June 30, 2025, fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — May/Nov

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.35		$10.47	$10.00

Net investment income(b)(c)	0.11		0.40	0.24

Net realized and unrealized gain	0.30		1.01	0.53

Total from investment operations	0.41		1.41	0.77

Distributions to shareholders from net investment income	—		(0.36)	(0.24)

Distributions to shareholders from net realized gains	—		(1.17)	(0.06)

Total distributions	—		(1.53)	(0.30)

Net asset value, end of period	$10.76		$10.35	$10.47

Total return(d)	3.96%		13.30%	7.70%

Net assets, end of period (in 000s)	$6,281		$6,037	$5,331

Ratio of net expenses to average net assets(e)	0.68	%(f)	0.62%	0.63	%(f)

Ratio of total expenses to average net assets(e)	5.66	%(f)	5.77%	5.58	%(f)

Ratio of net investment income to average net assets(c)	2.22	%(f)	3.64%	3.41	%(f)

Portfolio turnover rate(g)(h)	—%		—%	—%

(a)	Commenced operations on April 28, 2023
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were either no long-term purchases or no long-term sales for the period ended June 30, 2025, fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Buffered S&P 500 Fund — May/Nov

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)

Per Share Data

Net asset value, beginning of period	$10.35		$10.47	$10.00

Net investment income(b)(c)	0.11		0.41	0.24

Net realized and unrealized gain	0.29		1.00	0.53

Total from investment operations	0.40		1.41	0.77

Distributions to shareholders from net investment income	—		(0.36)	(0.24)

Distributions to shareholders from net realized gains	—		(1.17)	(0.06)

Total distributions	—		(1.53)	(0.30)

Net asset value, end of period	$10.75		$10.35	$10.47

Total return(d)	3.86%		13.31%	7.69%

Net assets, end of period (in 000s)	$ 705		$ 183	$ 54

Ratio of net expenses to average net assets(e)	0.93	%(f)	0.61%	0.64	%(f)

Ratio of total expenses to average net assets(e)	5.92	%(f)	6.83%	5.83	%(f)

Ratio of net investment income to average net assets(c)	2.07	%(f)	3.64%	3.41	%(f)

Portfolio turnover rate(g)(h)	—%		—%	—%

(a)	Commenced operations on April 28, 2023
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	There were either no long-term purchases or no long-term sales for the period ended June 30, 2025, fiscal year ended December 31, 2024 and period ended December 31, 2023, respectively.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Buffered S&P 500 Fund — Jan/Jul	Institutional and Service	Non-diversified

Buffered S&P 500 Fund — Mar/Sep	Institutional and Service	Non-diversified

Buffered S&P 500 Fund — May/Nov	Institutional and Service	Non-diversified

Shares of the Trust are offered to a separate account of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

The Funds seek to achieve a total return for a specified Outcome Period that tracks the S&P 500 Price Return Index (the “Underlying Index”) up to a “cap” while providing a downside “buffer” against losses over a six-month Outcome Period. After the conclusion of an Outcome Period, another six-month Outcome Period will begin. In order to implement the buffer and cap, the Fund will primarily invest in FLexible EXchange® Options (“FLEX Options”) and over-the counter (“OTC”) and listed options that reference the Underlying Index (together with FLEX Options, “S&P 500 Options”). FLEX Options are customized exchange traded option contracts available through the Chicago Board Option Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year

17

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Buffered S&P 500 Fund — Jan/Jul	Annually	Annually

Buffered S&P 500 Fund — Mar/Sep	Annually	Annually

Buffered S&P 500 Fund — May/Nov	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

18

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours) .If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and

19

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

BUFFERED S&P 500 FUND — JAN/JUL

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$3,546,488	$—	$—

Investment Company	939,653	—	—

Short-term Investments	1,871,698	616,221	—

Total	$6,357,839	$616,221	$—

Derivative Type

Assets

Futures Contracts(a)	$143,328	$—	$—

Purchased Option Contracts	—	276,943	—

Total	$143,328	$276,943	$—

20

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BUFFERED S&P 500 FUND — JAN/JUL (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Written Option Contracts	$—	$(274,787)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

BUFFERED S&P 500 FUND — MAR/SEP

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$3,128,329	$—	$—

Investment Company	1,476,471	—	—

Short-term Investments	1,970,886	612,108	—

Total	$6,575,686	$612,108	$—

Derivative Type

Assets

Futures Contracts(a)	$143,353	$—	$—

Purchased Option Contracts	—	73,449	—

Total	$143,353	$73,449	$—

Liabilities

Written Option Contracts	$—	$(82,389)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

BUFFERED S&P 500 FUND — MAY/NOV

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Funds	$3,128,329	$—	$—

Investment Company	1,535,157	—	—

Short-term Investments	1,855,432	587,777	—

Total	$6,518,918	$587,777	$—

Derivative Type

Assets

Futures Contracts(a)	$140,438	$—	$—

Purchased Option Contracts	—	76,839	—

Total	$140,438	$76,839	$—

21

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BUFFERED S&P 500 FUND — MAY/NOV (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Written Option Contracts	$—	$(343,331)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Buffered S&P 500 Fund — Jan/Jul

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$420,271	(a)	Written options, at value	$(274,787)

Buffered S&P 500 Fund — Mar/Sep

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$216,802	(a)	Written options, at value	$(82,389)

Buffered S&P 500 Fund — May/Nov

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts; Purchased options, at value	$217,277	(a)	Written options, at value	$(343,331)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Buffered S&P 500 Fund — Jan/Jul

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$(39,135)	$149,901

22

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Buffered S&P 500 Fund — Mar/Sep

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$(137,642)	$276,513

Buffered S&P 500 Fund — May/Nov

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$31,405	$12,792

For the six months ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, or Shares/Units(a)

Fund	Futures Contracts	Purchased Options	Written Options

Buffered S&P 500 Fund — Jan/Jul	14	1,283	2,566

Buffered S&P 500 Fund — Mar/Sep	13	1,100	2,200

Buffered S&P 500 Fund — May/Nov	12	1,050	2,100

(a)

Amounts disclosed represent average number of contracts for futures contracts, shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Buffered S&P 500 Fund — Jan/Jul	0.50%	0.45%	0.43%	0.42%	0.41%	0.50%	0.48%

Buffered S&P 500 Fund — Mar/Sep	0.50	0.45	0.43	0.42	0.41	0.50	0.47

Buffered S&P 500 Fund — May/Nov	0.50	0.45	0.43	0.42	0.41	0.50	0.48

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

23

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund, which are affiliated Underlying Money Market Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Money Market Funds in which the Funds invest.

For the six months ended June 30, 2025, management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Buffered S&P 500 Fund — Jan/Jul	$597

Buffered S&P 500 Fund — Mar/Sep	967

Buffered S&P 500 Fund — May/Nov	804

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares. Prior to January 1, 2025, Goldman Sachs waived a portion of the distribution and/or service fees equal to 0.25% as an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate of 0.02% of the average daily net assets of Institutional and Service Shares.

D. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Buffered S&P 500 Fund — Jan/Jul, Buffered S&P 500 Fund — Mar/Sep and Buffered S&P 500 Fund — May/Nov is 0.184% for each Fund. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Buffered S&P 500 Fund — Jan/Jul	$597	$9	$151,132	$151,738

Buffered S&P 500 Fund — Mar/Sep	967	8	154,259	155,234

Buffered S&P 500 Fund — May/Nov	804	8	157,196	158,008

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GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

F. Other Transactions with Affiliates — As of June 30, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares:

Fund	Institutional	Service

Buffered S&P 500 Fund — Jan/Jul	100%	15%

Buffered S&P 500 Fund — Mar/Sep	100	8

Buffered S&P 500 Fund — May/Nov	100	9

The Funds invest primarily in Institutional Shares of the Underlying Money Market Funds. These Underlying Money Market Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the Underlying Money Market Funds for the six months ended June 30, 2025:

Buffered S&P 500 Fund — Jan/Jul

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Class	$1,482,515	$3,744,555	$(4,287,417)	$939,653	939,653	$11,837

Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class	1,100	—	(1,100)	—	—	—

Total	$1,483,615	$3,744,555	$(4,288,517)	$939,653		$11,837

Buffered S&P 500 Fund — Mar/Sep

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Class	$1,237,857	$3,958,786	$(3,720,172)	$1,476,471	1,476,471	$20,312

Buffered S&P 500 Fund — May/Nov

Underlying Fund	Market Value as of 12/31/24	Purchases at Cost	Proceeds from Sales	Market Value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Class	$1,042,267	$3,895,201	$(3,402,311)	$1,535,157	1,535,157	$20,921

Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Class	924	—	(924)	—	—	—

Total	$1,043,191	$3,895,201	$(3,403,235)	$1,535,157		$20,921

25

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)

Buffered S&P 500 Fund — Jan/Jul	$53,746

Buffered S&P 500 Fund — May/Nov	162,225

For the six months ended June 30, 2025, there were no purchases and proceeds from sales and maturities of long-term securities for the Buffered S&P 500 Fund — Mar/Sep Fund.

7. TAX INFORMATION

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov

Tax Cost	$7,169,203	$6,977,064	$6,884,778

Gross unrealized gain	79,853	260,194	305,802

Gross unrealized loss	(274,996)	(49,464)	(83,885)

Net unrealized gain	$(195,143)	$210,730	$221,917

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and net mark to market gains/(losses) on regulated options contracts.

GSAM has reviewed the Funds’ tax positions for the open tax year (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying Index decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment.

Capped Upside Return Risk — The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying Index increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of S&P Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the

26

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

8. OTHER RISKS (continued)

volatility of the Underlying Index, and relationship of put and calls on the underlying S&P 500 Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap and Buffer. The Cap may decrease from one Outcome Period to the next.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

FLEX Options Risk — The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investment Objective and Outcomes Risk — There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization

27

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying Index, subject to the Buffer and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer. When an investor purchases shares of the Fund after the commencement of an Outcome Period, the Fund will enter into additional S&P 500 Options positions in order to maintain the targeted outcomes for the

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GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

8. OTHER RISKS (continued)

Fund established at the commencement of the Outcome Period. The Fund will incur additional expenses when entering into these new positions, which will further reduce the Fund’s returns.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Buffered S&P 500 Fund — Jan/Jul
	For the Six Months Ended
	June 30, 2025		For the Fiscal Year Ended
	(Unaudited)		December 31, 2024
	Shares	Dollars	Shares	Dollars
Institutional Shares

Reinvestment of distributions	—	$—	73,157	$794,870

	—	—	73,157	794,870
Service Shares

Shares sold	39,849	405,691	82,581	923,165

Reinvestment of distributions	—	—	11,769	127,873

Shares redeemed	(97,066)	(1,028,805)	(1,391)	(16,232)

	(57,217)	(623,114)	92,959	1,034,806

NET INCREASE (DECREASE)	(57,217)	$(623,114)	166,116	$1,829,676

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep
	For the Six Months Ended
	June 30, 2025		For the Fiscal Year Ended
	(Unaudited)		December 31, 2024
	Shares	Dollars	Shares	Dollars
Institutional Shares

Reinvestment of distributions	—	$—	97,455	$1,049,761

	—	—	97,455	1,049,761

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GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Buffered S&P 500 Fund — Mar/Sep
	For the Six Months Ended
	June 30, 2025		For the Fiscal Year Ended
	(Unaudited)		December 31, 2024
	Shares	Dollars	Shares	Dollars
Service Shares

Shares sold	49,437	$513,430	21,762	$ 255,389

Reinvestment of distributions	—	—	5,015	54,020

Shares redeemed	(1,357)	(14,038)	(606)	(7,294)

	48,080	499,392	26,171	302,115

NET INCREASE	48,080	$499,392	123,626	$1,351,876

	Goldman Sachs Buffered S&P 500 Fund — May/Nov
	For the Six Months Ended
	June 30, 2025		For the Fiscal Year Ended
	(Unaudited)		December 31, 2024
	Shares	Dollars	Shares	Dollars
Institutional Shares

Reinvestment of distributions	—	$—	74,415	$796,877

	—	—	74,415	796,877
Service Shares

Shares sold	57,698	583,710	10,266	114,834

Reinvestment of distributions	—	—	2,252	24,113

Shares redeemed	(9,820)	(102,027)	(12)	(137)

	47,878	481,683	12,506	138,810

NET INCREASE	47,878	$481,683	86,921	$935,687

30

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Buffered S&P 500 Fund – Jan/Jul, Goldman Sachs Buffered S&P 500 Fund – Mar/Sep and Goldman Sachs Buffered S&P 500 Fund – May/Nov (the “Funds”) are investment portfolios of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;

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GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(m)	the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-year period ending on December 31, 2024. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

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GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Buffered S&P 500 Fund – Jan/Jul’s and Buffered S&P 500 Fund – Mar/Sep’s Institutional Shares each had placed in the top half of the Fund’s respective peer group for the one-year period and had underperformed the Fund’s respective benchmark index for the one-year period ended March 31, 2025. They noted that the Buffered S&P 500 Fund – May/Nov’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-year period ended March 31, 2025. They noted that the Funds had experienced certain portfolio management changes in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024, and for 2023 for the Buffered S&P 500 Fund – Jan/Jul Fund, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

33

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Buffered S&P 500 Fund — Jan/Jul	Buffered S&P 500 Fund — Mar/Sep	Buffered S&P 500 Fund — May/Nov
First $1 billion	0.50%	0.50%	0.50%
Next $1 billion	0.45%	0.45%	0.45%
Next $3 billion	0.43%	0.43%	0.43%
Next $3 billion	0.42%	0.42%	0.42%
Over $8 billion	0.41%	0.41%	0.41%

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) futures commissions earned by Goldman Sachs for executing future transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

34

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

35

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. VITBSP500SAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Variable Insurance Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 24, 2022.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Variable Insurance Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Variable Insurance Trust

Date:	August 22, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Variable Insurance Trust

Date:	August 22, 2025